Consolidated Balance Sheets		Sep. 30, 2025 USD ($)		Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Current assets:
Cash and cash equivalents		$ 5,156,627		$ 40,123,198	$ 12,820,596
Inventories, net		6,629		51,579	103,991
Deferred offering costs					3,719,760
Prepayments, current portion		652,437		5,076,546	953,370
Deposit and other receivables		137,893		1,072,934	124,560
Total current assets		9,175,728		71,395,420	25,174,928
Non-current assets:
Long-term prepayments, net of current portion		175,430		1,365,000
Plant and equipment, net		43,122		335,531	602,550
Right-of-use assets, net		474,296		3,690,451	6,156,518
Rental deposit		17,993		140,000	862,464
Total non-current assets		710,841		5,530,982	7,621,532
TOTAL ASSETS		9,886,569		76,926,402	32,796,460
Current liabilities:
Accounts payable		2,448,156		19,048,856	6,603,523
Customer deposits		1,350		10,504	421,146
Accrued liabilities and other payables		209,434		1,629,581	2,351,692
Amount due to a shareholder		277		2,150	3,598,750
Current portion of lease liabilities		439,974		3,423,397	3,415,438
Income tax payable		160,519		1,248,986	2,745,767
Total current liabilities		3,259,710		25,363,474	19,136,316
Long-term liabilities:
Lease liabilities		71,367		555,297	3,232,622
Other long-term liabilities		3,663		28,501	19,563
Total long-term liabilities		75,030		583,798	3,252,185
TOTAL LIABILITIES		3,334,740		25,947,272	22,388,501
Commitments and contingencies
Shareholders’ equity:
Subscription receivables					(150,720)
Additional paid-in capital		21,746,526		169,207,544
Deferred compensation		(11,295,326)		(87,887,800)
Retained earnings (accumulated deficits)		(3,925,945)		(30,547,383)	10,400,109
Total shareholders' equity		6,551,829		50,979,130	10,407,959
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		9,886,569		76,926,402	32,796,460
Common Class A [Member]
Shareholders’ equity:
Ordinary Share	[1]	18,699		145,492	97,293
Common Class B [Member]
Shareholders’ equity:
Ordinary Share		7,875	[1]	61,277	61,277	[1]
Third Parties [Member]
Current assets:
Accounts receivable, net		3,200,368		24,901,744	7,355,202
Related Party [Member]
Current assets:
Accounts receivable, net		$ 21,774		$ 169,419	$ 97,449

[1]	The share amounts are presented on a retroactive basis, giving effect to the effectiveness of Group Reorganization and Share Redesignation (see Note 1).